Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 7,516	$ 3,257
Accounts receivable:
Trade, net	356	405
Other	157	142
Prepaid expenses	65	75
Inventory	500	753
TOTAL CURRENT ASSETS	8,594	4,632
NON-CURRENT ASSETS:
Property, plant and equipment, net	379	472
Fund in respect of employee rights upon retirement	399	502
Royalties buyout	38	87
TOTAL NON-CURRENT ASSETS	816	1,061
TOTAL ASSETS	9,410	5,693
CURRENT LIABILITIES:
Current maturity of long-term loan	2,680	4,149
Accounts payable and accruals:
Trade	618	512
Other	1,447	2,006
Advanced payment from customers	33	167
TOTAL CURRENT LIABILITIES	4,778	6,834
LONG-TERM LIABILITIES:
Liability for employees rights upon retirement	587	706
Long-term loan		1,099
TOTAL LONG-TERM LIABILITIES	587	1,805
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
TOTAL LIABILITIES	5,365	8,639
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 150,000,000 and 50,000,000 shares authorized at December 31, 2016 and 2015, respectively; 1,475,318 and 314,065 shares issued and outstanding at December 31, 2016 and 2015, respectively
Preferred shares, par value $0.0001 per share; 5,000,000 shares authorized at December 31, 2016 and 2015, respectively; 311,521 and 0 shares issued and outstanding at December 31, 2016 and 2015, respectively
Additional paid-in capital	135,959	120,050
Accumulated deficit	(131,914)	(122,996)
Total equity (capital deficiency)	4,045	(2,946)
Total liabilities and equity (net of capital deficiency)	$ 9,410	$ 5,693